Consolidated Balance Sheets - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Current assets
Cash and cash equivalents	$ 3,787,678	$ 547,498
Accounts receivables, net	255,844	330,892
Inventories, net	75,214	71,486
Advances to suppliers	9,384	19,168
Loans receivable from franchisees, net	1,021,181	745,992
Other receivables and other current assets	352,626	1,114,871
Total current assets	5,501,962	2,844,246
Non-current Assets
Property and equipment, net	157,999	103,960
Intangible assets, net	6,639	7,621
Operating lease right of use asset, net	180,243	70,739
Other non-current assets	105,773	56,717
Total non-current assets	450,654	239,037
TOTAL ASSETS	5,952,616	3,083,283
Current liabilities
Accounts payable	12,013	24,069
Taxes payable	1,375,488	1,001,024
Operating lease liabilities – current	104,254	17,573
Contract liability	194,753	325,924
Accruals and other payables	188,312	155,863
Total current liabilities	1,881,846	1,524,453
Non-current liabilities
Operating lease liabilities – non-current	75,915	52,745
Total non-current assets	75,915	52,745
TOTAL LIABILITIES	1,957,761	1,577,198
Commitments and contingencies
Shareholders’ equity
Subscription receivable
Additional paid in capital	28,021,581	1,161,211
Statutory reserve	217,264	131,962
(Accumulated deficits) Retained earning	(24,178,267)	271,788
Accumulated other comprehensive loss	(66,400)	(59,376)
Total Shareholders’ equity	3,994,855	1,506,085
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	5,952,616	3,083,283
Class A Ordinary Shares
Shareholders’ equity
Common Stock Value	296	119
Class B Ordinary Shares
Shareholders’ equity
Common Stock Value	381	381
Related Party
Current assets
Due from related parties	35	14,339
Current liabilities
Due to related parties	$ 7,026